Capitalization	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
CAPITALIZATION	Capitalization
Class A common stock
Voting rights. Except as provided in our Charter or as required by applicable law, holders of Class A common stock will be entitled to one vote per share on all matters to be voted on by our Stockholders generally. At annual and extraordinary general meetings of our Stockholders, the holders of Class A common stock and Class C common stock will vote together as a single class on any matters submitted to a vote of our Stockholders, or, holders of Preferred Stock, if any, are entitled to vote together with the holders of Class A common stock or Class C common stock, as a single class with the holders of Preferred Stock.
Generally, unless a different voting standard applies under our Organizational Documents or applicable law, all matters to be voted on by shareholders must be approved by a majority of the votes cast (except for the election of directors, which will be decided based on a plurality of the votes cast by stockholders present in person or represented by proxy at the applicable meeting and entitled to vote on the election of such directors).
Reservation of Shares. Under our Charter, we will have at all times, authorized and unissued shares of Class A common stock for the purposes of effecting any redemptions or exchanges under the New S1 Holdco Agreement.
Class C common stock
Voting rights. Except as provided in our Charter or as required by applicable law, holders of Class C common stock will be entitled to one vote per share on all matters to be voted on by our Stockholders generally. At any annual and extraordinary general meeting of our Stockholders, the holders of Class A common stock and Class C common stock will vote together as a single class on any matters submitted to a vote of our Stockholders, or, holders of Preferred Stock, if any, are entitled to vote together with the holders of Class A common stock or Class C common stock, as a single class with the holders of Preferred Stock. Holders of Class C common stock have no economic rights, only voting rights.
Generally, unless a different voting standard applies under our Organizational Documents or applicable law, all matters to be voted on by stockholders must be approved by a majority of the votes cast (except for the election of directors, which will be decided based on a plurality of the votes cast by stockholders present in person or represented by proxy at the applicable meeting and entitled to vote on the election of such directors).
Future Issuances. Under our Charter, System1 is not permitted to issue additional shares of Class C common stock after the adoption of our Charter, other than in connection with the valid issuance S1 Holdco Common Units under the New S1 Holdco Operating Agreement.
Restriction on Transfer. Under our Charter, holders of Class C common stock may only transfer their Class C common stock to certain permitted transferees, while also simultaneously transferring an equal number of such holder’s S1 Holdco Common Units.
Class D common stock
Voting Rights. Except as provided in our Charter or as required by applicable law, holders of Class D common stock are not entitled to any voting rights. Notwithstanding the preceding sentence, under our Charter, any vote that changes the terms of the Class D common stock requires the separate approval of a majority of the holders of Class D common stock.
Restriction on Transfer. Under our Charter, holders of Class D common stock may only transfer their Class D common stock to certain permitted transfers.
Conversion. Class D common stock automatically converted into Class A common stock on a one-for-one basis, following the consummation of the Merger, once the volume-weighted average price ("VWAP") of the Post-Closing Company exceeded $12.50 per share (adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any twenty (20) trading days within a period of thirty (30) consecutive trading days before the fifth anniversary of the consummation of the Merger. All shares of Class D common stock converted to Class A common stock in the period ended March 31, 2022.
Repurchase Program
In August 2022, our Board of Directors authorized up to $25.0 million for the repurchase of our Class A common stock and Public Warrants (“2022 Repurchase Program”). During the period ended December 31, 2022 (Successor) we repurchased 190 thousand shares for an aggregate purchase price of $1.1 million under the 2022 Repurchase Program. During the year ended December 31, 2023 (Successor) we did not repurchase any shares. As of December 31, 2023 (Successor) and 2022 (Successor), all repurchased shares were retired.